Changes in Accounting Policies - Cashflows Impact (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net earnings	$ 1,294	$ 547	$ 643
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	1,366	1,153	656
Amortization of debt issue costs	19	19	11
Gain on sale of assets	(62)	0	(149)
Loss on extinguishment of debt	196	0	0
Stock-based compensation	107	137	98
Deferred income taxes	(985)	(190)	44
Excess income tax benefit from exercise of stock options	0	(32)	(29)
Other operating activities, net	0	(2)	4
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(232)	42	(68)
Contract assets	62	19	(38)
Settlement activity	(51)	15	5
Prepaid expenses and other assets	(2)	(8)	(46)
Deferred contract costs	(153)	(121)	(107)
Deferred revenue	67	251	78
Accounts payable, accrued liabilities, and other liabilities	115	95	29
Net cash provided by operating activities	1,741	1,925	1,131
Cash flows from investing activities:
Additions to property and equipment	(145)	(145)	(133)
Additions to computer software	(468)	(471)	(282)
Acquisitions, net of cash acquired	0	0	(1,720)
Net proceeds from sale of assets	1,307	0	241
Other investing activities, net	(4)	(3)	(4)
Net cash provided by (used in) investing activities	690	(619)	(1,898)
Cash flows from financing activities:
Borrowings	9,615	7,745	13,216
Repayment of borrowings and capital lease obligations	(11,689)	(8,749)	(11,561)
Debt issuance costs	(13)	(25)	(37)
Excess income tax benefit from exercise of stock options	0	32	29
Proceeds from exercise of stock options	208	112	57
Treasury stock activity	(153)	(40)	(320)
Dividends paid	(385)	(341)	(305)
Distributions to Brazilian Venture partner	(23)	(20)	(24)
Other financing activities, net	(40)	(23)	(40)
Net cash (used in) provided by financing activities	(2,480)	(1,309)	1,015
Effect of foreign currency exchange rate changes on cash	31	4	(59)
Net increase (decrease) in cash and cash equivalents	(18)	1	189
Cash and cash equivalents, beginning of year	683	682	493
Cash and cash equivalents, end of year	665	683	682
Supplemental cash flow information:
Cash paid for interest	354	351	142
Cash paid for income taxes	545	341	355
As Previously Reported
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net earnings	1,352	590	651
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	1,391	1,174	669
Amortization of debt issue costs	19	19	11
Gain on sale of assets	(62)		(149)
Loss on extinguishment of debt	196
Stock-based compensation	107	137	98
Deferred income taxes	(985)	(164)	48
Excess income tax benefit from exercise of stock options		(32)	(29)
Other operating activities, net		(2)	4
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(167)	57	(103)
Contract assets	0	0	0
Settlement activity	(51)	15	5
Prepaid expenses and other assets	(2)	(8)	(46)
Deferred contract costs	(166)	(138)	(120)
Deferred revenue	(6)	182	63
Accounts payable, accrued liabilities, and other liabilities	115	95	29
Net cash provided by operating activities	1,741	1,925	1,131
Cash flows from investing activities:
Additions to property and equipment	(145)	(145)	(133)
Additions to computer software	(468)	(471)	(282)
Acquisitions, net of cash acquired	0	0	(1,720)
Net proceeds from sale of assets	1,307	0	241
Other investing activities, net	(4)	(3)	(4)
Net cash provided by (used in) investing activities	690	(619)	(1,898)
Cash flows from financing activities:
Borrowings	9,615	7,745	13,216
Repayment of borrowings and capital lease obligations	(11,689)	(8,749)	(11,561)
Debt issuance costs	(13)	(25)	(37)
Excess income tax benefit from exercise of stock options	0	32	29
Proceeds from exercise of stock options	208	112	57
Treasury stock activity	(153)	(40)	(320)
Dividends paid	(385)	(341)	(305)
Distributions to Brazilian Venture partner	(23)	(20)	(24)
Other financing activities, net	(40)	(23)	(40)
Net cash (used in) provided by financing activities	(2,480)	(1,309)	1,015
Effect of foreign currency exchange rate changes on cash	31	4	(59)
Net increase (decrease) in cash and cash equivalents	(18)	1	189
Cash and cash equivalents, beginning of year	683	682	493
Cash and cash equivalents, end of year	665	683	682
Supplemental cash flow information:
Cash paid for interest	354	351	142
Cash paid for income taxes	545	341	355
Adjustments | ASU 2014-09
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net earnings	(58)	(43)	(8)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	(25)	(21)	(13)
Amortization of debt issue costs	0	0	0
Gain on sale of assets	0		0
Loss on extinguishment of debt	0
Stock-based compensation	0	0	0
Deferred income taxes	0	(26)	(4)
Excess income tax benefit from exercise of stock options		0	0
Other operating activities, net		0	0
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(65)	(15)	35
Contract assets	62	19	(38)
Settlement activity	0	0	0
Prepaid expenses and other assets	0	0	0
Deferred contract costs	13	17	13
Deferred revenue	73	69	15
Accounts payable, accrued liabilities, and other liabilities	0	0	0
Net cash provided by operating activities	0	0	0
Cash flows from investing activities:
Additions to property and equipment	0	0	0
Additions to computer software	0	0	0
Acquisitions, net of cash acquired	0	0	0
Net proceeds from sale of assets	0	0	0
Other investing activities, net	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Cash flows from financing activities:
Borrowings	0	0	0
Repayment of borrowings and capital lease obligations	0	0	0
Debt issuance costs	0	0	0
Excess income tax benefit from exercise of stock options	0	0	0
Proceeds from exercise of stock options	0	0	0
Treasury stock activity	0	0	0
Dividends paid	0	0	0
Distributions to Brazilian Venture partner	0	0	0
Other financing activities, net	0	0	0
Net cash (used in) provided by financing activities	0	0	0
Effect of foreign currency exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	0	0	0
Supplemental cash flow information:
Cash paid for interest	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0